CMG TACTICAL EQUITY STRATEGY FUND

CLASS A SHARES: SCOTX

CLASS  I  SHARES: SCOIX

a series of Northern Lights Fund Trust

Supplement dated January 24, 2014

to the Prospectus and Statement of Additional Information

 dated August 28, 2013

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Please be advised effective February 1, 2014, the name of the CMG Tactical Equity Strategy Fund will be changed to CMG Tactical Futures Strategy Fund.   Consequently, all references to CMG Tactical Equity Strategy Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with CMG Tactical Futures Strategy Fund.

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This Supplement, and the Prospectus and Statement of Additional Information dated August 28, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-866-CMG-9456.

Please retain this Supplement for future reference.